Long –term debt and other financial liabilities (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended		3 Months Ended				4 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended
	Jan. 12, 2022	Jan. 30, 2023	Jan. 17, 2023	Feb. 17, 2023	Feb. 13, 2023	Apr. 03, 2023	Mar. 31, 2023	Apr. 04, 2022	Mar. 17, 2022	May 13, 2022	Apr. 20, 2022	May 16, 2022	Jul. 01, 2022	Sep. 07, 2022	Aug. 17, 2022	Oct. 06, 2022	Nov. 08, 2022	Oct. 27, 2022	Dec. 14, 2022	Nov. 17, 2022	Dec. 31, 2022	Mar. 29, 2023	Jan. 20, 2023	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt, Gross																					$ 1,417,341,000			$ 1,380,648,000
Prepaid amount																					340,943,000
Debt Instrument, Periodic Payment, Principal																					146,231,000
Cash and cash equivalents																					$ 304,367,000			117,192,000	$ 160,475,000
Debt Instrument, Covenant Compliance																					The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2022
4-year term loan 2 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross																					$ 22,974,000			38,000,000
Prepaid amount											$ 12,695,000										12,695,000
Debt Instrument, Periodic Payment, Principal																					2,331,000
5-year term loan 6 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross																					11,544,000			20,013,000
Prepaid amount															$ 3,301,000						3,301,000
Debt Instrument, Periodic Payment, Principal																					5,168,000
4-year term loan 3 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross																					41,750,000			48,750,000
Prepaid amount							$ 41,750,000
Debt Instrument, Periodic Payment, Principal																					7,000,000
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and cash equivalents																					156,837,000			$ 105,768,000
Three Loan Agreements [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents																					$ 3,050,000
Porto [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt													$ 55,568,000
Debt Instrument, Maturity Date, Description																					seven-year
Debt Instrument, Face Amount																					$ 74,500,000
Line of Credit Facility, Initiation Date																					May 31, 2021
Long-Term Debt, Description																					for the pre- and post-delivery financing of the DP2 shuttle tanker, Porto
Number of repayment installments																					fourteen
Debt Instrument, Periodic Payment																					$ 2,087,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 45,282,000
Dimitris P, Spyros K and Uraga Princess [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt									$ 62,000,000
Debt Instrument, Maturity Date, Description																					five-year
Debt Instrument, Face Amount																					$ 62,000,000
Line of Credit Facility, Initiation Date																					Mar. 16, 2022
Long-Term Debt, Description																					to refinance the existing loan for the suezmax tankers, Dimitris P and Spyros K and the aframax tanker, Uraga Princess
Number of repayment installments																					ten
Debt Instrument, Periodic Payment																					$ 2,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 34,500,000
Prepaid amount									$ 47,730,000
Brasil 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt								$ 67,500,000
Debt Instrument, Maturity Date, Description																					six-year
Debt Instrument, Face Amount																					$ 67,500,000
Line of Credit Facility, Initiation Date																					Mar. 31, 2022
Long-Term Debt, Description																					to refinance the existing loan for the DP2 shuttle tanker, Brasil 2014
Number of repayment installments																					twelve
Debt Instrument, Periodic Payment																					$ 4,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 13,500,000
Prepaid amount								$ 54,117,000
Euro [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt										$ 25,200,000
Debt Instrument, Maturity Date, Description																					five-year
Debt Instrument, Face Amount																					$ 25,200,000
Line of Credit Facility, Initiation Date																					May 13, 2022
Long-Term Debt, Description																					the refinancing of the suezmax tanker, Euro
Number of repayment installments																					ten
Debt Instrument, Periodic Payment																					$ 1,505,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 10,150,000
Prepaid amount												$ 21,683,000
Rio 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt														$ 67,500,000
Debt Instrument, Maturity Date, Description																					six-year
Debt Instrument, Face Amount																					$ 67,500,000
Line of Credit Facility, Initiation Date																					Sep. 05, 2022
Long-Term Debt, Description																					the refinancing of the DP2 shuttle tanker, Rio 2016
Number of repayment installments																					twelve
Debt Instrument, Periodic Payment																					$ 4,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 13,500,000
Prepaid amount														$ 48,046,000
Hull 5081 and Hull 5082 [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt																		$ 7,400,000	$ 7,400,000
Debt Instrument, Maturity Date, Description																					eight-year
Debt Instrument, Face Amount																					$ 118,400,000
Line of Credit Facility, Initiation Date																					Sep. 15, 2022
Long-Term Debt, Description																					to pre- and post- financing of the two aframax tankers under construction Hull 5081 and Hull 5082
Number of repayment installments																					sixteen
Debt Instrument, Periodic Payment																					$ 3,300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 65,600,000
Hull 5083 and Hull 5084 [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt			$ 7,400,000		$ 7,400,000
Debt Instrument, Maturity Date, Description																					eight-year
Debt Instrument, Face Amount																					$ 118,400,000
Line of Credit Facility, Initiation Date																					Sep. 20, 2022
Long-Term Debt, Description																					to pre- and post- financing of the two aframax tankers under construction Hull 5083 and Hull 5084
Number of repayment installments																					sixteen
Debt Instrument, Periodic Payment																					$ 3,289,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 65,776,000
Pentathlon and Sunrise [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt																$ 42,000,000
Debt Instrument, Maturity Date, Description																					five-year
Debt Instrument, Face Amount																					$ 42,000,000
Line of Credit Facility, Initiation Date																					Sep. 30, 2022
Long-Term Debt, Description																					the refinancing of the panamax tanker, Sunrise and the suezmax tanker Pentathlon
Number of repayment installments																					ten
Debt Instrument, Periodic Payment																					$ 2,721,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 14,790,000
Prepaid amount																$ 38,315,000
Maria Energy And Dias I [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt																	$ 89,347,000			$ 99,653,000
Debt Instrument, Maturity Date, Description																					five-year
Debt Instrument, Face Amount																					$ 189,000,000
Line of Credit Facility, Initiation Date																					Oct. 28, 2022
Long-Term Debt, Description																					the refinancing of the LNG carrier, Maria Energy and the financing of the VLCC Dias I
Number of repayment installments																					ten
Debt Instrument, Periodic Payment																					$ 5,906,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 129,940,000
Prepaid amount																				$ 87,306,000
NeoEnergy, Andromeda And Decathlon [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt		$ 72,274,000
Debt Instrument, Maturity Date, Description																					five-year
Debt Instrument, Face Amount																							$ 85,000,000
Line of Credit Facility, Initiation Date																					Jan. 20, 2023
Long-Term Debt, Description																					the refinancing of the LNG carrier, Neo Energy, the handysize Andromeda and the suezmax tanker Decathlon
Number of repayment installments																					ten
Debt Instrument, Periodic Payment																					$ 6,547,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 6,802,000
Prepaid amount		42,085,000
Debt Instrument, Periodic Payment, Principal		$ 24,000,000
Arion And Amphitrite [Member]
Debt Instrument [Line Items]
Prepaid amount				$ 6,815,000
Sola TS and Oslo TS [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Proceeds from Issuance of Debt							72,150,000
Debt Instrument, Maturity Date, Description																					five-year
Debt Instrument, Face Amount																						$ 72,150,000
Line of Credit Facility, Initiation Date																					Mar. 29, 2023
Long-Term Debt, Description																					the refinancing of the aframax tankers, Sola TS and Oslo TS
Number of repayment installments																					ten
Debt Instrument, Periodic Payment																					$ 3,006,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 42,090,000
Prepaid amount						$ 25,650,000	25,973,000
Marathon TS and Stavanger TS [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					semi-annual
Debt Instrument, Maturity Date, Description																					five-year
Debt Instrument, Face Amount							$ 70,000,000
Line of Credit Facility, Initiation Date																					Mar. 31, 2023
Long-Term Debt, Description																					the refinancing of the aframax tankers, Marathon TS and Stavanger TS
Number of repayment installments																					ten
Debt Instrument, Periodic Payment																					$ 2,850,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 41,500,000
Tenergy [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment																					quarterly
Long-Term Debt, Description																					for its under-construction LNG carrier, Tenergy
Number of repayment installments																					forty
Debt Instrument, Periodic Payment																					$ 2,332,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																					$ 83,955,000
Prepaid amount	$ 27,750,000
Sale Leaseback Transaction, Date																					December 21, 2021
Sale Leaseback Transaction, Lease Terms																					ten-year
Proceeds from Lines of Credit	$ 177,238,000
All bank loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross																					$ 1,417,341,000
Debt Instrument, Frequency of Periodic Payment																					semi-annual
All bank loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					4.53%
All bank loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					7.55%
All Term Loans Except Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																					LIBOR plus a spread
Seven Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																					SOFR